LOANS PAYABLE (Tables)	12 Months Ended
Dec. 31, 2022
Borrowings [abstract]
Disclosure of detailed information about loan payable [Table Text Block]
	Sprott Facility	SSR VTB Note	Total
Balance as at January 1, 2021	$-	$-	$-
Proceeds	41,956	7,848	49,805
Interest accretion	1,948	151	2,100
Repayments	(1,171)	-	(1,171)
Balance as at December 31, 2021	42,734	7,999	50,733
Gain on debt modification	(4,005)	-	(4,005)
Interest accretion	4,927	320	5,247
Repayments	(3,167)	(8,319)	(11,486)
Balance as at December 31, 2022	40,489	-	40,489
Less: current portion	(3,216)	-	(3,216)
Non-current portion	$37,273	$-	$37,273